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                                                      SPDR(R) Index Shares Funds
                                                              One Lincoln Street
                                                                Boston, MA 02111

February 25, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention: Office of Filings, Information & Consumer Service

RE:   SPDR(R) Index Shares Funds ("Registrant")
      File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Registrant does not differ from the one contained in Post-Effective Amendment No. 34 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on February 23, 2011 with the same designated effective date.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,


/s/ Mark E. Tuttle
-------------------------------------
Mark E. Tuttle
Assistant Secretary